PRIVATE PLACEMENT (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Private Placement
PRIVATE PLACEMENT
NOTE 4. PRIVATE PLACEMENT
Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 7,850,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant ($7,850,000 in the aggregate). Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share. The proceeds from the sale of the Private Placement Warrants were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless. Upon the purchase of the Private Placement Warrants by the Sponsor, the Company recorded the excess proceeds received over the fair value of the Private Placement Warrants as additional paid-in capital.
Simultaneously with the underwriter partially exercising the over-allotment option, the Sponsor purchased an additional 162,450 Over-Allotment Private Placement Warrants at a price of $1.00 per Over-Allotment Private Placement Warrant ($162,450 in the aggregate).

NOTE 4. PRIVATE PLACEMENT
Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 7,850,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant ($7,850,000 in the aggregate). Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share. The proceeds from the sale of the Private Placement Warrants were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless. Upon the purchase of the Private Placement Warrants by the Sponsor, the Company recorded the excess proceeds received over the fair value of the Private Placement Warrants as additional paid-in capital.
Simultaneously with the underwriter partially exercising the over-allotment option, the Sponsor purchased an additional 162,450 Over-Allotment Private Placement Warrants at a price of $1.00 per Over-Allotment Private Placement Warrant ($162,450 in the aggregate).